Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions
Schedule of provisions

	Consolidated Group
Skr mn	December 31, 2017	December 31, 2016
Pension liabilities (see Note 5 to the Consolidated Financial Statements)	40	38
Long term employee benefit	4	4
Termination reserve	1	9

Total	45	51